Long-Term Debt, net (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position

	Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a)	Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited & Serena Maritime Limited	34,250	(523)	33,727

	Total at June 30, 2021	34,250	(523)	33,727
	Less: Current Portion	(5,000)	145	(4,855)
	Long-Term Portion	29,250	(378)	28,872

	Total at December 31, 2020	37,000	(448)	36,552
	Less: Current Portion	(5,970)	305	(5,665)
	Long-Term Portion	31,030	(143)	30,887

Long-Term Debt, net - Annual loan principal payments
June 30,	CiT Bank N.A.
2022	5,000
2023	5,000
2024	5,000
2025	5,000
2026	14,250
Total	34,250